Income Taxes - Table 1 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current:
Federal	$ 1.4	$ 1.3	$ 1.8
State and local	(0.8)	1.6	(8.8)
Total current expense (benefit)	0.6	2.9	(7.0)
Deferred:
Federal	48.2	(682.2)	3.0
State and local	(11.7)	(61.5)	1.1
Total deferred expense (benefit)	36.5	(743.7)	4.1
Total income tax expense (benefit) related to continuing operations	$ 37.1	$ (740.8)	$ (2.9)